INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Domestic	$ (4,905)	$ (4,602)
Foreign		721
Total loss before income taxes	$ (4,905)	$ (3,881)